Employee Benefit Plans (Amounts In Accumulated Other Comprehensive Income, Pre-Tax, That Have Not Yet Been Recognized As Components Of Net Periodic Benefit Cost) (Details) (JPY ¥)
In Millions, unless otherwise specified
Mar. 31, 2012
Employee Benefit Plans [Abstract]
Net actuarial loss	¥ 70,196
Net prior service cost	(9,582)
Total	¥ 60,614